Note 21 Customer Deposits (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	€ 402,344	€ 394,404
SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	195,880	202,742
MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	85,162	78,217
TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	43,948	40,118
South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	44,631	41,587
Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	27,157	26,774
Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	5,565	4,965
Demand Deposits [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	308,688	316,082
Demand Deposits [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	181,940	188,803
Demand Deposits [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	69,117	64,671
Demand Deposits [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	19,269	22,117
Demand Deposits [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	26,937	27,083
Demand Deposits [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	9,689	11,670
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	1,736	1,737
Time deposits and other [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	89,588	76,063
Time deposits and other [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	13,938	13,937
Time deposits and other [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	14,449	12,916
Time deposits and other [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	23,406	17,254
Time deposits and other [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	17,694	14,505
Time deposits and other [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	16,272	14,224
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	3,830	3,228
Repurchase Agreements [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	4,067	2,259
Repurchase Agreements [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	3	2
Repurchase Agreements [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	1,596	630
Repurchase Agreements [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	1,273	747
Repurchase Agreements [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	0	0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	1,196	880
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	€ 0	€ 0